UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1. Reports to Stockholders

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2017 to Sept. 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/17	9/30/17	Expense Ratio	4/1/17 to 9/30/17*
Actual Fund return†
Class A	$1,000.00	$1,187.60	1.32%	$7.24
Class C	1,000.00	1,183.00	2.07%	11.33
Class R	1,000.00	1,186.00	1.57%	8.60
Institutional Class	1,000.00	1,188.90	1.07%	5.87
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.32%	$6.68
Class C	1,000.00	1,014.69	2.07%	10.45
Class R	1,000.00	1,017.20	1.57%	7.94
Institutional Class	1,000.00	1,019.70	1.07%	5.42

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.72%
Biotechnology	21.95%
Blue Chip Medical Products	48.74%
Healthcare Services	7.98%
Other	7.64%
Small- / Mid-Cap Medical Products	13.41%
Rights	0.01%
Short-Term Investments	0.19%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

²  Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
MorphoSys	8.09%
Chugai Pharmaceutical	6.01%
Amgen	4.86%
Eli Lilly & Co	4.75%
Sanofi ADR	4.44%
Pfizer	3.70%
Sohu.com	3.68%
Boston Scientific	3.52%
Sanofi	3.48%
Gilead Sciences	3.09%

3

Schedule of investments

Delaware Healthcare Fund	September 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.72%²
Biotechnology – 21.95%
Active Biotech †	9,691	$7,912
Alder Biopharmaceuticals †	75,000	918,750
Alexion Pharmaceuticals †	40,000	5,611,600
Aralez Pharmaceuticals †	69,667	159,538
Arena Pharmaceuticals †	200,000	5,100,000
Array BioPharma †	330,000	4,059,000
Bioverativ †	6,500	370,955
Coherus Biosciences †	290,000	3,871,500
Epizyme †	41,100	782,955
Foundation Medicine †	80,000	3,216,000
Genomic Health †	38,000	1,219,420
ImmunoGen †	850,000	6,502,500
Intercept Pharmaceuticals †	5,000	290,200
Ligand Pharmaceuticals Class B †	65,000	8,849,750
Loxo Oncology †	51,000	4,698,120
MacroGenics †	50,000	924,000
Mirati Therapeutics †	80,000	936,000
Momenta Pharmaceuticals †	90,000	1,665,000
Myriad Genetics †	135,000	4,884,300
Neurocrine Biosciences †	140,000	8,579,200
Regeneron Pharmaceuticals †	20,000	8,942,400
Regulus Therapeutics †	20,000	25,000
Rigel Pharmaceuticals †	734,088	1,864,584
Sarepta Therapeutics †	33,000	1,496,880
Seattle Genetics †	95,000	5,168,950
uniQure †	70,000	672,000
Vanda Pharmaceuticals †	130,000	2,327,000
Vascular Biogenics †	330,000	2,013,000
Vertex Pharmaceuticals †	25,000	3,801,000
Xencor †	55,000	1,260,600
XOMA †	40,000	786,000

		91,004,114

Blue Chip Medical Products – 48.74%
AbbVie	130,000	11,551,800
Amgen	108,000	20,136,600
AstraZeneca	110,000	7,315,162
AstraZeneca ADR	105,000	3,557,400
Biogen †	2,000	626,240
Boston Scientific †	500,000	14,585,000
Bristol-Myers Squibb	120,000	7,648,800
Chugai Pharmaceutical	600,000	24,933,684
Eli Lilly & Co.	230,000	19,674,200

4

	Number of shares	Value (US $)
Common Stock² (continued)
Blue Chip Medical Products (continued)
Gilead Sciences	158,000	$12,801,160
GlaxoSmithKline ADR	240,000	9,744,000
Pfizer	430,000	15,351,000
Roche Holding	38,000	9,713,565
Sanofi	145,000	14,434,268
Sanofi ADR	370,000	18,422,300
Stryker	20,000	2,840,400
UCB	60,000	4,276,093
Zimmer Biomet Holdings	38,000	4,449,420

		202,061,092

Healthcare Services – 7.98%
Aetna	43,000	6,837,430
Anthem	38,000	7,215,440
DaVita †	80,000	4,751,200
Quest Diagnostics	48,000	4,494,720
UnitedHealth Group	50,000	9,792,500

		33,091,290

Other – 7.64%
Cia de Minas Buenaventura ADR	115,300	1,474,687
Dean Foods	100,000	1,088,000
Dyax =†	400,000	444,000
Fannie Mae †	900,000	2,686,500
Federal Home Loan Mortgage †	900,000	2,592,000
Kinross Gold †	300,000	1,272,000
SINA†	60,000	6,879,000
Sohu.com†	280,000	15,246,000

		31,682,187

Small- / Mid-Cap Medical Products – 13.41%
Durect †	47,425	83,942
Halozyme Therapeutics †	500,000	8,685,000
MorphoSys †	397,093	33,545,799
Mylan †	153,000	4,799,610
Perrigo	100,000	8,465,000

		55,579,351

Total Common Stock (cost $280,763,005)		413,418,034

5

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)
Rights – 0.01%
Ambit Bioscience =†	76,500	$45,900

Total Rights (cost $0)		45,900

	Principal Amount
Short-Term Investments – 0.19%
Discount Note – 0.00%≠
Federal Home Loan Bank 0.353% 10/2/17	20,379	20,378

		20,378

Repurchase Agreements – 0.19%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $135,870 (collateralized by US government obligations 3.375% 11/15/19; market value $138,576)	135,859	135,859
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $339,673 (collateralized by US government obligations 0.125%-3.75% 7/31/19-11/15/43; market value $346,440)	339,647	339,647
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $297,141 (collateralized by US government obligations 0.00%-3.375% 1/4/18-5/15/45; market value $303,059)	297,117	297,117

		772,623

Total Short-Term Investments (cost $793,001)		793,001

Total Value of Securities – 99.92% (cost $281,556,006)		$414,256,935

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities

Delaware Healthcare Fund	September 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$413,463,934
Short-term investments, at value[2]	793,001
Cash	1,117
Receivable for fund shares sold	716,116
Receivable for securities sold	382,608
Foreign tax reclaims receivable	290,294
Dividends and interest receivable	136,796

Total assets	415,783,866

Liabilities:
Payable for fund shares redeemed	607,881
Investment management fees payable to affiliates	282,980
Other accrued expenses	200,388
Distribution payable	89,191
Trustees’ fees and expenses payable	954
Audit and tax fees payable	17,809
Dividend disbursing and transfer agent fees and expenses payable to affiliates	6,555
Accounting and administration expenses payable to affiliates	1,595
Legal fees payable to affiliates	713
Reports and statements to shareholders expenses payable to affiliates	198

Total liabilities	1,208,264

Total Net Assets	$414,575,602

Net Assets Consist of:
Paid-in capital	$278,942,572
Undistributed net investment income	7,812,542
Accumulated net realized loss on investments	(4,885,106)
Net unrealized appreciation of investments	132,700,929
Net unrealized appreciation of foreign currencies	4,665

Total Net Assets	$414,575,602

8

Net Asset Value
Class A:
Net assets	$176,206,794
Shares of beneficial interest outstanding, unlimited authorization, no par	7,733,715
Net asset value per share	$22.78
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$24.17

Class C:
Net assets	$64,188,842
Shares of beneficial interest outstanding, unlimited authorization, no par	2,955,695
Net asset value per share	$21.72

Class R:
Net assets	$5,413,892
Shares of beneficial interest outstanding, unlimited authorization, no par	240,547
Net asset value per share	$22.51

Institutional Class:
Net assets	$168,766,074
Shares of beneficial interest outstanding, unlimited authorization, no par	7,365,807
Net asset value per share	$22.91

[1]Investments, at cost	$280,763,005
[2]Short-term investments, at cost	793,001

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Healthcare Fund	Six months ended September 30, 2017 (Unaudited)

Investment Income:
Dividends	$3,884,890
Interest	3,012
Foreign tax withheld	(190,180)

3,697,722

Expenses:
Management fees	1,602,291
Distribution expenses — Class A	199,249
Distribution expenses — Class C	302,708
Distribution expenses — Class R	12,553
Dividend disbursing and transfer agent fees and expenses	202,354
Custodian fees	60,642
Accounting and administration expenses	52,766
Registration fees	25,498
Reports and statements to shareholders expenses	19,896
Legal fees	18,893
Audit and tax fees	18,224
Trustees’ fees and expenses	8,146
Other	10,604

2,533,824
Less expenses paid indirectly	(431)

Total operating expenses	2,533,393

Net Investment Income	1,164,329

10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$2,254,428
Foreign currencies	45,256
Foreign currency exchange contracts	(36,848)

Net realized gain	2,262,836

Net change in unrealized appreciation (depreciation) of:
Investments	61,734,593
Foreign currencies	26,813

Net change in unrealized appreciation (depreciation)	61,761,406

Net Realized and Unrealized Gain	64,024,242

Net Increase in Net Assets Resulting from Operations	$65,188,571

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Healthcare Fund

	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase in Net Assets from Operations:
Net investment income	$1,164,329	$3,272,406
Net realized gain	2,262,836	4,124,089
Net change in unrealized appreciation (depreciation)	61,761,406	36,606,943

Net increase in net assets resulting from operations	65,188,571	44,003,438

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(1,657,791)
Class C	—	(143,682)
Class R	—	(35,340)
Institutional Class	—	(1,458,416)

Net realized gain:
Class A	—	(11,453,829)
Class C	—	(4,159,937)
Class R	—	(330,563)
Institutional Class	—	(7,952,617)

	—	(27,192,175)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,842,952	42,032,234
Class C	3,258,957	6,361,191
Class R	449,956	2,208,625
Institutional Class	22,007,390	65,171,457

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	12,440,137
Class C	—	4,185,575
Class R	—	365,901
Institutional Class	—	7,777,942

	39,559,255	140,543,062

12

	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,987,084)	$(105,286,277)
Class C	(7,072,774)	(29,139,856)
Class R	(1,056,304)	(3,498,854)
Institutional Class	(17,347,118)	(97,469,421)

	(45,463,280)	(235,394,408)

Decrease in net assets derived from capital share transactions	(5,904,025)	(94,851,346)

Net Increase (Decrease) in Net Assets	59,284,546	(78,040,083)

Net Assets:
Beginning of period	355,291,056	433,331,139

End of period	$414,575,602	$355,291,056

Undistributed net investment income	$7,812,542	$6,648,213

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[7]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $0.005 per share.

[5]	For the year ended Sept. 30, 2012, net investment income distributions of $7,528 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.002) per share.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[7]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended			10/1/14
9/30/17[1]	Year ended		to	Year ended
(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14		9/30/13	9/30/12
$19.19	$18.46	$20.36	$20.61	$17.19		$11.94	$10.35

0.07	0.16	0.05	0.01	—	[4]	(0.01)	0.06
3.52	1.97	(0.44)	1.82	3.84		5.30	2.29

3.59	2.13	(0.39)	1.83	3.84		5.29	2.35

—	(0.18)	(0.17)	(0.01)	—		(0.04)	—	[5]
—	(1.22)	(1.34)	(2.07)	(0.42)		—	(0.76)

—	(1.40)	(1.51)	(2.08)	(0.42)		(0.04)	(0.76)

$22.78	$19.19	$18.46	$20.36	$20.61		$17.19	$11.94

18.76%	12.30%	(2.45%)	9.31%	22.68%		44.50%	23.96%

$176,207	$154,687	$197,138	$218,427	$185,734		$165,780	$41,425
1.32%	1.38%	1.37%	1.36%	1.35%		1.38%	1.55%
1.32%	1.38%	1.37%	1.36%	1.35%		1.43%	1.63%
0.64%	0.84%	0.25%	0.06%	0.01%		(0.05%)	0.52%
0.64%	0.84%	0.25%	0.06%	0.01%		(0.10%)	0.44%
12%	29%	46%	19%	60%		29%	88%

15

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended			10/1/14
9/30/17[1]	Year ended		to	Year ended
(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13		9/30/12

$18.36	$17.72	$19.60	$19.97	$16.80	$11.71		$10.24

(0.01)	0.02	(0.10)	(0.07)	(0.14)	(0.12)		(0.03)
3.37	1.88	(0.42)	1.77	3.73	5.21		2.26

3.36	1.90	(0.52)	1.70	3.59	5.09		2.23

—	(0.04)	(0.02)	—	—	—		—
—	(1.22)	(1.34)	(2.07)	(0.42)	—		(0.76)

—	(1.26)	(1.36)	(2.07)	(0.42)	—		(0.76)

$21.72	$18.36	$17.72	$19.60	$19.97	$16.80		$11.71

18.30%	11.45%	(3.17% )	8.92%	21.77%	43.47%		22.96%

$64,189	$57,814	$73,715	$76,558	$62,398	$28,557		$5,446
2.07%	2.13%	2.12%	2.11%	2.10%	2.13%		2.30%
2.07%	2.13%	2.12%	2.11%	2.10%	2.13%		2.33%
(0.11% )	0.09%	(0.50% )	(0.69% )	(0.74% )	(0.80%	)	(0.23% )
(0.11% )	0.09%	(0.50% )	(0.69% )	(0.74% )	(0.80%	)	(0.26% )
12%	29%	46%	19%	60%	29%		88%

17

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $0.005 per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended			10/1/14
9/30/17[1]	Year ended		to	Year ended
(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12

$18.98	$18.27	$20.17	$20.45	$17.10	$11.87	$10.32

0.04	0.11	— [4]	(0.02)	(0.05)	(0.04)	0.03
3.49	1.95	(0.44)	1.81	3.82	5.28	2.28

3.53	2.06	(0.44)	1.79	3.77	5.24	2.31

—	(0.13)	(0.12)	—	—	(0.01)	—
—	(1.22)	(1.34)	(2.07)	(0.42)	—	(0.76)

—	(1.35)	(1.46)	(2.07)	(0.42)	(0.01)	(0.76)

$22.51	$18.98	$18.27	$20.17	$20.45	$17.10	$11.87

18.60%	12.03%	(2.71% )	9.17%	22.46%	44.15%	23.60%

$5,414	$5,169	$5,878	$5,713	$4,506	$2,360	$773
1.57%	1.63%	1.62%	1.61%	1.60%	1.63%	1.80%
1.57%	1.63%	1.62%	1.61%	1.60%	1.73%	1.93%
0.39%	0.59%	0.00%	(0.19% )	(0.24% )	(0.30% )	0.27%
0.39%	0.59%	0.00%	(0.19% )	(0.24% )	(0.40% )	0.14%
12%	29%	46%	19%	60%	29%	88%

19

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended			10/1/14
9/30/17[1]	Year ended		to	Year ended
(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12

$19.28	$18.53	$20.44	$20.70	$17.23	$11.96	$10.37

0.09	0.21	0.10	0.03	0.05	0.03	0.09
3.54	1.98	(0.45)	1.84	3.84	5.31	2.29

3.63	2.19	(0.35)	1.87	3.89	5.34	2.38

—	(0.22)	(0.22)	(0.06)	—	(0.07)	(0.03)
—	(1.22)	(1.34)	(2.07)	(0.42)	—	(0.76)

—	(1.44)	(1.56)	(2.13)	(0.42)	(0.07)	(0.79)

$22.91	$19.28	$18.53	$20.44	$20.70	$17.23	$11.96

18.89%	12.53%	(2.20% )	9.49%	23.00%	44.86%	24.26%

$168,766	$137,621	$156,600	$179,357	$186,791	$85,535	$8,566
1.07%	1.13%	1.12%	1.11%	1.10%	1.13%	1.30%
1.07%	1.13%	1.12%	1.11%	1.10%	1.13%	1.33%
0.89%	1.09%	0.50%	0.31%	0.26%	0.20%	0.77%
0.89%	1.09%	0.50%	0.31%	0.26%	0.20%	0.74%
12%	29%	46%	19%	60%	29%	88%

21

Notes to financial statements
Delaware Healthcare Fund	September 30, 2017 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company

22

under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2017 and for all open tax years (years ended Sept. 30, 2013–March 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2017, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 29, 2017 and will mature on the next business day.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

23

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2017, the Fund earned $431 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.85% on the first $500 million of the average daily net assets of the Fund; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value

24

(NAV) basis. Effective Sept. 1, 2017, the Fund entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Sept. 30, 2017, the Fund was charged $8,768 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2017, the Fund was charged $37,368 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2017, the Fund was charged $4,256 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2017, DDLP earned $30,424 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2017, DDLP received gross CDSC commissions of $500 and $2,151 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

25

Notes to financial statements
Delaware Healthcare Fund

3. Investments

For the six months ended Sept. 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$45,341,469
Sales	59,608,253

At Sept. 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$281,556,006

Aggregate unrealized appreciation of investments	$142,778,708
Aggregate unrealized depreciation of investments	(10,077,779)

Net unrealized appreciation of investments	$132,700,929

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Capital loss carryforwards available to offset future realized capital gains as of March 31, 2017 were as follows:

Loss carryforward character
Short-term	Long-term	Total
$2,720,768	$2,944,140	$5,664,908

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities,

26

government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Biotechnology	$91,004,114	$—	$—	$91,004,114
Blue Chip Medical Products	141,388,320	60,672,772	—	202,061,092
Healthcare Services	33,091,290	—	—	33,091,290
Other	31,238,187	—	444,000	31,682,187
Small- / Mid-Cap Medical Products	22,033,552	33,545,799	—	55,579,351
Rights	—	—	45,900	45,900
Short-Term Investments	—	793,001	—	793,001

Total Value of Securities	$318,755,463	$95,011,572	$489,900	$414,256,935

During the six months ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

27

Notes to financial statements
Delaware Healthcare Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the six months.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months	Year
	ended	ended
	9/30/17	3/31/17
Shares sold:
Class A	659,563	2,199,283
Class C	166,010	349,840
Class R	22,014	117,210
Institutional Class	1,069,127	3,416,806

Shares issued upon reinvestment of dividends and distributions:
Class A	—	711,678
Class C	—	249,736
Class R	—	21,150
Institutional Class	—	443,440

	1,916,714	7,509,143

Shares redeemed:
Class A	(984,925)	(5,531,937)
Class C	(358,543)	(1,611,866)
Class R	(53,756)	(187,807)
Institutional Class	(842,102)	(5,170,818)

	(2,239,326)	(12,502,428)

Net decrease	(322,612)	(4,993,285)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Sept. 30, 2017, and year ended March 31, 2017, the Fund had the

28

following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 9/30/17	27,151	2,858	1,104	28,636	$604,994
Year ended 3/31/17	1,229,949	9,919	—	1,234,733	23,318,652

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

The Fund had no amounts outstanding as of Sept. 30, 2017, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty

29

Notes to financial statements
Delaware Healthcare Fund

6. Derivatives (continued)

credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2017, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which are disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2017.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts	USD	77,292	USD	42,698

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

30

At Sept. 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$135,859	$(135,859)	$—	$(135,859)	$—
Bank of Montreal	339,647	(339,647)	—	(339,647)	—
BNP Paribas	297,117	(297,117)	—	(297,117)	—

Total	$772,623	$(772,623)	$—	$(772,623)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Sept. 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

31

Notes to financial statements
Delaware Healthcare Fund

8. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner

32

and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2017, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

12. Subsequent Events

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 5, 2018.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2017, that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”) complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund

34

dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

35

Other Fund information (Unaudited)
Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement (continued)

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, due to the unique nature of investing in the healthcare industry, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

36

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

37

US equity mutual fund

Delaware Small Cap Growth Fund

September 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2017 to Sept. 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

Delaware Small Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,083.50	1.30%	$6.79
Class C	1,000.00	1,078.50	2.05%	10.68
Class R	1,000.00	1,080.40	1.55%	8.08
Institutional Class	1,000.00	1,084.40	1.05%	5.49

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class R	1,000.00	1,017.30	1.55%	7.84
Institutional Class	1,000.00	1,019.80	1.05%	5.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings
Delaware Small Cap Growth Fund	As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	100.06%
Consumer Discretionary	19.65%
Consumer Staples	1.93%
Financials	5.37%
Healthcare	23.60%
Industrials	11.24%
Information Technology	33.70%
Materials	2.21%
Real Estate	2.36%
Short-Term Investments	0.16%
Total Value of Securities	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Information Technology sector consisted of Electric Equipment, Instruments, and Components; Internet Software and Services; IT Services; Semiconductors and Semiconductor Equipment; and Software. As of Sept. 30, 2017, such amounts, as percentage of total net assets, were 6.74%; 11.94%; 4.64%; 1.84%; and 8.54%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
LendingTree	5.37%
Weight Watchers International	4.62%
LGI Homes	4.50%
Five Below	4.48%
Exelixis	4.43%
Take-Two Interactive Software	4.40%
Collegium Pharmaceutical	4.06%
Patrick Industries	4.00%
Pacira Pharmaceuticals	3.96%
Trade Desk Class A	3.84%

Schedule of investments
Delaware Small Cap Growth Fund	September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 100.06%²

Consumer Discretionary – 19.65%
Five Below †	5,240	$287,571
LGI Homes †	5,950	288,991
MarineMax †	9,505	157,308
MKS Instruments	950	89,727
Shake Shack Class A †	4,230	140,563
Weight Watchers International †	6,815	296,793

		1,260,953

Consumer Staples – 1.93%
Amplify Snack Brands †	15,965	113,192
elf Beauty †	475	10,711

		123,903

Financials – 5.37%
LendingTree †	1,410	344,675
		344,675

Healthcare – 23.60%
ABIOMED †	245	41,307
AMN Healthcare Services †	3,535	161,549
BioTelemetry †	4,855	160,215
Collegium Pharmaceutical †	24,865	260,834
Exelixis †	11,725	284,097
MiMedx Group †	9,130	108,464
Neurocrine Biosciences †	3,990	244,507
Pacira Pharmaceuticals †	6,760	253,838

		1,514,811
Industrials – 11.24%
American Woodmark †	1,470	141,487
Oshkosh	2,430	200,572
Patrick Industries †	3,055	256,926
Trex †	1,355	122,045

		721,030

Information Technology – 33.70%
Alarm.Com Holdings †	2,510	113,402
EPAM Systems †	2,090	183,774
Euronet Worldwide †	2,215	209,960
Itron †	1,525	118,111
Littelfuse	1,195	234,077
LogMeIn	1,460	160,673
Match Group †	5,310	123,139
Proofpoint †	2,000	174,440
RingCentral Class A †	4,455	185,996
Take-Two Interactive Software †	2,760	282,155
Topbuild †	2,000	130,340

Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
Trade Desk Class A †	4,005	$246,348

		2,162,415

Materials – 2.21%
US Concrete †	1,860	141,918

		141,918

Real Estate – 2.36%
QTS Realty Trust Class A	2,895	151,582

		151,582

Total Common Stock (cost $5,734,928)		6,421,287

	Principal amount°

Short-Term Investments – 0.16%

Discount Note – 0.01%≠
Federal Home Loan Bank 0.00% 10/2/17	257	257

		257

Repurchase Agreements – 0.15%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,713 (collateralized by US government obligations 3.375% 11/15/19; market value $1,747)	1,713	1,713
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $4,283 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $4,369)	4,283	4,283
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $3,747 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $3,822)	3,747	3,747

		9,743

Total Short-Term Investments (cost $10,000)		10,000

Total Value of Securities – 100.22% (cost $5,744,928)		$6,431,287

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

See accompanying notes, which are an integral part of financial statements.

Statement of assets and liabilities
Delaware Small Cap Growth Fund	September 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$6,421,287
Short-term investments, at value[2]	10,000
Receivable for securities sold	101,572
Receivable from investment manager	11,552
Dividends and interest receivable	1,130
Receivable for fund shares sold	10

Total assets	6,545,551

Liabilities:
Cash overdraft	1,728
Payable for securities purchased	107,956
Audit and tax fees payable	15,114
Other accrued expenses payable	2,890
Accounting and administration expenses payable to affiliates	348
Dividend disbursing and transfer agent fees and expenses payable to affiliates	102
Distribution fees payable to affiliates	89
Trustees’ fees and expenses payable to affiliates	15
Legal fees payable to affiliates	9
Reports and statements to shareholders expenses payable to affiliates	3

Total liabilities	128,254

Total Net Assets	$6,417,297

Net Assets Consist of:
Paid-in capital	$5,483,644
Accumulated net investment loss	(28,129)
Accumulated net realized gain on investments	275,423
Net unrealized appreciation of investments	686,359

Total Net Assets	$6,417,297

8

Net Asset Value
Class A:
Net assets	$280,710
Shares of beneficial interest outstanding, unlimited authorization, no par	28,105
Net asset value per share	$9.99
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.60

Class C:
Net assets	$37,162
Shares of beneficial interest outstanding, unlimited authorization, no par	3,756
Net asset value per share	$9.89

Class R:
Net assets	$6,080
Shares of beneficial interest outstanding, unlimited authorization, no par	611
Net asset value per share	$9.95

Institutional Class:
Net assets	$6,093,345
Shares of beneficial interest outstanding, unlimited authorization, no par	608,204
Net asset value per share	$10.02

[1]Investments, at cost	$5,734,928
[2]Short-term investments, at cost	10,000

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Small Cap Growth Fund	Six months ended September 30, 2017 (Unaudited)

Investment Income:
Dividends	$4,307
Interest	123

4,430

Expenses:
Registration fees	41,003
Management fees	22,922
Audit and tax fees	15,151
Accounting and administration expenses	7,377
Legal fees	5,577
Reports and statements to shareholders expenses	4,365
Custodian fees	1,422
Dividend disbursing and transfer agent fees and expenses	1,144
Distribution expenses — Class A	292
Distribution expenses — Class C	193
Distribution expenses — Class R	15
Trustees’ fees and expenses	133
Other	4,611

104,205
Less expenses waived	(71,644)
Less expenses paid indirectly	(2)

Total operating expenses	32,559

Net Investment Loss	(28,129)

Net Realized and Unrealized Gain:
Net realized gain on investments	30,229
Net change in unrealized appreciation (depreciation) of investments	493,651

Net Realized and Unrealized Gain	523,880

Net Increase in Net Assets Resulting from Operations	$495,751

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware Small Cap Growth Fund

	Six months ended 9/30/17 (Unaudited)	6/30/16* to 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(28,129)	$(22,255)
Net realized gain	30,229	475,426
Net change in unrealized appreciation (depreciation)	493,651	192,708

Net increase in net assets resulting from operations	495,751	645,879

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	—	(2,595)
Class C	—	(504)
Class R	—	(206)
Institutional Class	—	(204,679)

	—	(207,984)

Capital Share Transactions:
Proceeds from shares sold:
Class A	101,905	183,733
Class C	10,362	30,231
Class R	—	5,027
Institutional Class	604	5,008,824

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	2,563
Class C	—	473
Class R	—	175
Institutional Class	—	173,977

	112,871	5,405,003

12

	Six months ended 9/30/17 (Unaudited)	6/30/16* to 3/31/17
Capital Share Transactions(continued):
Cost of shares redeemed:
Class A	$(24,334)	$(467)
Class C	(7,000)	—
Institutional Class	(2,422)	—

	(33,756)	(467)

Increase in net assets derived from capital share transactions	79,115	5,404,536

Net Increase in Net Assets	574,866	5,842,431

Net Assets:
Beginning of period	5,842,431	—

End of period	$6,417,297	$5,842,431

Accumulated net investments loss	$(28,129)	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		6/30/16[2] to 3/31/17
Net asset value, beginning of period	$9.22		$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.06)	(0.05)
Net realized and unrealized gain	0.83		1.12

Total from investment operations	0.77		1.07

Less dividends and distributions from:
Net realized gain	—		(0.35)

Total dividends and distributions	—		(0.35)

Net asset value, end of period	$9.99		$9.22

Total return[4]	8.35%		12.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281		$184
Ratio of expenses to average net assets	1.30%		1.30%
Ratio of expenses to average net assets prior to fees waived[5]	3.64%		4.87%
Ratio of net investment loss to average net assets	(1.15%	)	(0.77% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(3.49%	)	(4.34% )
Portfolio turnover	88%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		6/30/16[2] to 3/31/17
Net asset value, beginning of period	$9.17		$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.09)	(0.11)
Net realized and unrealized gain	0.81		1.13

Total from investment operations	0.72		1.02

Less dividends and distributions from:
Net realized gain	—		(0.35)

Total dividends and distributions	—		(0.35)

Net asset value, end of period	$9.89		$9.17

Total return[4]	7.85%		12.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37		$31
Ratio of expenses to average net assets	2.05%		2.05%
Ratio of expenses to average net assets prior to fees waived[5]	4.39%		5.62%
Ratio of net investment loss to average net assets	(1.90%	)	(1.52% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(4.24%	)	(5.09% )
Portfolio turnover	88%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		6/30/16[2] to 3/31/17
Net asset value, beginning of period	$9.20		$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.07)	(0.07)
Net realized and unrealized gain	0.82		1.12

Total from investment operations	0.75		1.05

Less dividends and distributions from:
Net realized gain	—		(0.35)

Total dividends and distributions	—		(0.35)

Net asset value, end of period	$9.95		$9.20

Total return[4]	8.04%		12.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6		$6
Ratio of expenses to average net assets	1.55%		1.55%
Ratio of expenses to average net assets prior to fees waived[5]	3.89%		5.12%
Ratio of net investment loss to average net assets	(1.40%	)	(1.02% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(3.74%	)	(4.59% )
Portfolio turnover	88%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

16

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		6/30/16[2] to 3/31/17
Net asset value, beginning of period	$9.24		$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.04)	(0.04)
Net realized and unrealized gain	0.82		1.13

Total from investment operations	0.78		1.09

Less dividends and distributions from:
Net realized gain	—		(0.35)

Total dividends and distributions	—		(0.35)

Net asset value, end of period	$10.02		$9.24

Total return[4]	8.44%		12.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,093		$5,621
Ratio of expenses to average net assets	1.05%		1.05%
Ratio of expenses to average net assets prior to fees waived[5]	3.39%		4.62%
Ratio of net investment loss to average net assets	(0.90%	)	(0.52% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(3.24%	)	(4.09% )
Portfolio turnover	88%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

17

Notes to financial statements
Delaware Small Cap Growth Fund	September 30, 2017 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Small Cap Growth Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 as amended, (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2017 and for the open tax year ended March 31, 2017, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized

18

tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 29, 2017 and matured on the next business day.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing

19

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2017, the Fund earned $2 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2017 through Sept. 30, 2017.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Sept. 30, 2017, the Fund was charged $466 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended Sept. 30, 2017, the Fund

20

was charged $606 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2017, the Fund was charged $60 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2017, DDLP earned $381 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The aggregate contractual waiver period covering this report is from June 30, 2016 through July 30, 2018.

3. Investments

For the six months ended Sept. 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$5,410,905
Sales	5,334,073

At Sept. 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$5,744,928

Aggregate unrealized appreciation of investments	$808,414
Aggregate unrealized depreciation of investments	(122,055)

Net unrealized appreciation of investments	$686,359

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current

21

Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments (continued)

market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total

Assets:

Common Stock	$6,421,287	$—	$6,421,287
Short-Term Investments	—	10,000	10,000

Total Value of Securities	$6,421,287	$10,000	$6,431,287

22

During the six months ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/17	6/30/16* to 3/31/17
Shares sold:
Class A	10,675	19,765
Class C	1,130	3,295
Class R	—	591
Institutional Class	63	589,013

Shares issued upon reinvestment of dividends and distributions:
Class A	—	286
Class C	—	53
Class R	—	20
Institutional Class	—	19,374

	11,868	632,397

Shares redeemed:
Class A	(2,570)	(51)
Class C	(722)	—
Institutional Class	(246)	—

	(3,538)	(51)

Net increase	8,330	632,346

* Date of commencement of operations.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was

23

Notes to financial statements
Delaware Small Cap Growth Fund

5. Line of Credit (continued)

individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

The Fund had no amounts outstanding as of Sept. 30, 2017, or at any time during the period then ended.

6. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Sept. 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,713	$(1,713)	$—	$(1,713)	$—
Bank of Montreal	4,283	(4,283)	—	(4,283)	—
BNP Paribas	3,747	(3,747)	—	(3,747)	—

Total	$9,743	$(9,743)	$—	$(9,743)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Sept. 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105%

24

with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2017, the Fund had no securities out on loan.

25

Notes to financial statements
Delaware Small Cap Growth Fund

8. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2017, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

11. Subsequent Events

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 5, 2018.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2017, that would require recognition or disclosure in the Fund’s financial statements.

26

Other Fund information

Delaware Small Cap Growth Fund

Board consideration of Delaware Small Cap Growth Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”) complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund

27

Other Fund information

Delaware Small Cap Growth Fund

Board consideration of Delaware Small Cap Growth Fund investment advisory agreement (continued)

dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the period since inception was in the third quartile of its Performance Universe. In evaluating the Fund’s performance, the Board considered the Fund’s short existence. The Board also considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the lowest expenses of its expense Group and its total expenses were in the quartile with the

28

second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

29

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

30

US equity mutual fund

Delaware Smid Cap Growth Fund

September 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2017 to Sept. 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	4/1/17	9/30/17	Expense Ratio	4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,071.60	1.22%	$6.34
Class C	1,000.00	1,068.20	1.97%	10.21
Class R	1,000.00	1,070.80	1.47%	7.63
Institutional Class	1,000.00	1,073.20	0.97%	5.04
Class R6	1,000.00	1,073.60	0.86%	4.47

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.22%	$6.17
Class C	1,000.00	1,015.19	1.97%	9.95
Class R	1,000.00	1,017.70	1.47%	7.44
Institutional Class	1,000.00	1,020.21	0.97%	4.91
Class R6	1,000.00	1,020.76	0.86%	4.36

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	100.33%
Consumer Discretionary	24.36%
Consumer Staples	2.02%
Financials	1.74%
Healthcare	24.50%
Industrials	14.54%
Materials	2.10%
Real Estate	2.14%
Technology	28.93%
Total Value of Securities	100.33%
Liabilities Net of Receivables and Other Assets	(0.33%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Technology sector consisted of commercial services, computers, Internet, semiconductors, software, and telecommunications. As of Sept. 30, 2017 such amounts, as a percentage of total net assets, were 1.83%, 3.30%, 8.37%, 1.52%, 10.50% and 3.41%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Take-Two Interactive Software	5.18%
Pacira Pharmaceuticals	4.56%
LGI Homes	4.28%
Weight Watchers International	4.24%
Splunk	3.90%
AMN Healthcare Services	3.77%
American Woodmark	3.73%
Trade Desk Class A	3.62%
Neurocrine Biosciences	3.54%
Align Technology	3.53%

4

Schedule of investments
Delaware Smid Cap Growth Fund	September 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.33%²
Consumer Discretionary – 24.36%
Bright Horizons Family Solutions †	248,425	$21,416,719
Brunswick	276,900	15,498,093
Burlington Stores †	158,425	15,123,251
LGI Homes †	780,750	37,921,027
MarineMax †	1,158,825	19,178,554
Norwegian Cruise Line Holdings †	497,675	26,899,334
Shake Shack Class A †	609,150	20,242,055
Weight Watchers International †	862,150	37,546,633
Wynn Resorts	148,075	22,051,329

		215,876,995

Consumer Staples – 2.02%
Amplify Snack Brands †	2,528,243	17,925,243

		17,925,243

Financials – 1.74%
LendingTree †	63,225	15,455,351

		15,455,351

Healthcare – 24.50%
ABIOMED †	119,793	20,197,100
Align Technology †	167,800	31,256,106
AMN Healthcare Services †	731,950	33,450,115
Collegium Pharmaceutical †	1,298,074	13,616,796
Exelixis †	1,084,900	26,287,127
MiMedx Group †	1,723,575	20,476,071
Neurocrine Biosciences †	512,200	31,387,616
Pacira Pharmaceuticals †	1,076,775	40,432,901

		217,103,832

Industrials – 14.54%
American Woodmark †	343,500	33,061,875
Apogee Enterprises	197,100	9,512,046
Fortune Brands Home & Security	252,225	16,957,087
Lennox International	28,625	5,123,016
Oshkosh	271,950	22,446,753
Trex †	327,175	29,468,652
United Rentals †	88,275	12,247,273

		128,816,702

Materials – 2.10%
US Concrete †	244,250	18,636,275

		18,636,275

Real Estate – 2.14%
QTS Realty Trust Class A	362,275	18,968,719

		18,968,719

5

Schedule of investments

Delaware Smid Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Technology – 28.93%
Arista Networks †	159,277	$30,200,512
Broadridge Financial Solutions	147,300	11,904,786
EPAM Systems †	332,950	29,276,293
Gartner †	130,075	16,182,631
Match Group †	330,600	7,666,614
MKS Instruments	9,375	885,469
Monolithic Power Systems	117,750	12,546,263
Paycom Software †	8,603	644,881
Proofpoint †	261,675	22,823,293
Splunk †	520,650	34,586,779
Take-Two Interactive Software †	449,025	45,903,826
Trade Desk Class A †	522,200	32,120,522
Yelp †	267,625	11,588,163

		256,330,032

Total Common Stock (cost $740,148,042)		889,113,149

Total Value of Securities – 100.33%
(cost $740,148,042)		$889,113,149

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities
Delaware Smid Cap Growth Fund	September 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$889,113,149
Receivable for securities sold	4,829,411
Foreign tax reclaims receivable	472,481
Dividends and interest receivable	233,200
Receivable for fund shares sold	233,073

Total assets	894,881,314

Liabilities:
Cash overdraft	1,316,923
Payable for fund shares redeemed	3,496,234
Payable for securities purchased	2,647,955
Audit and tax fees payable	17,889
Investment management fees payable to affiliates	524,859
Other accrued expenses payable	497,728
Distribution payable	166,843
Dividend disbursing and transfer agent fees and expenses payable to affiliates	14,186
Accounting and administration expenses payable to affiliates	3,068
Trustees’ fees and expenses payable	2,143
Legal fees payable to affiliates	1,598
Reports and statements to shareholders expenses payable to affiliates	424

Total liabilities	8,689,850

Total Net Assets	$886,191,464

Net Assets Consist of:
Paid-in capital	$747,198,261
Accumulated net investment loss	(6,351,291)
Accumulated net realized loss on investments	(3,621,160)
Net unrealized appreciation of investments	148,965,107
Net unrealized appreciation of foreign currencies	547

Total Net Assets	$886,191,464

Net Asset Value
Class A:
Net assets	$637,796,239
Shares of beneficial interest outstanding, unlimited authorization, no par	33,829,876
Net asset value per share	$18.85
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.00

Class C:
Net assets	$40,343,341
Shares of beneficial interest outstanding, unlimited authorization, no par	4,155,191
Net asset value per share	$9.71

Class R:
Net assets	$13,911,935
Shares of beneficial interest outstanding, unlimited authorization, no par	799,698
Net asset value per share	$17.40

Institutional Class:
Net assets	$193,575,783
Shares of beneficial interest outstanding, unlimited authorization, no par	7,674,165
Net asset value per share	$25.22

Class R6:
Net assets	$564,166
Shares of beneficial interest outstanding, unlimited authorization, no par	22,360
Net asset value per share	$25.23

[1]Investments, at cost	$740,148,042

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended September 30, 2017 (Unaudited)

Investment Income:
Dividends	$1,181,510
Interest	5,157

1,186,667

Expenses:
Management fees	3,298,950
Distribution expenses — Class A	800,892
Distribution expenses — Class C	215,831
Distribution expenses — Class R	37,633
Dividend disbursing and transfer agent fees and expenses	711,689
Accounting and administration expenses	118,954
Reports and statements to shareholders expenses	70,122
Legal fees	61,944
Registration fees	47,845
Custodian fees	21,819
Trustees’ fees and expenses	20,026
Audit and tax fees	17,941
Other	21,089

5,444,735
Less expenses paid indirectly	(741)

Total operating expenses	5,443,994

Net Investment Loss	(4,257,327)

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	$(14,454,120)
Net change in unrealized appreciation (depreciation) of:
Investments	80,782,288
Foreign currencies	15,707

Net change in unrealized appreciation (depreciation)	80,797,995

Net Realized and Unrealized Gain	66,343,875

Net Increase in Net Assets Resulting from Operations	$62,086,548

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Six months
	ended
	9/30/2017	Year ended
	(Unaudited)	3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,257,327)	$(6,455,380)
Net realized gain (loss)	(14,454,120)	281,186,452
Net change in unrealized appreciation (depreciation)	80,797,995	(264,381,720)

Net increase in net assets resulting from operations	62,086,548	10,349,352

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	(65,496)
Class R6	—	(2)
Net realized gain:
Class A	—	(247,793,070)
Class C	—	(29,094,420)
Class R	—	(6,307,944)
Institutional Class	—	(75,598,086)
Class R6	—	(560)

	—	(358,859,578)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,286,350	34,261,987
Class C	904,684	4,985,200
Class R	1,510,055	5,448,678
Institutional Class	23,992,699	116,337,047
Class R6	589,107	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	239,467,233
Class C	—	28,027,489
Class R	—	6,304,290
Institutional Class	—	74,454,526
Class R6	—	562

	40,282,895	509,289,012

	Six months
	ended
	9/30/2017	Year ended
	(Unaudited)	3/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(73,467,556)	$(165,873,224)
Class C	(12,482,412)	(22,105,902)
Class R	(5,309,251)	(7,616,868)
Institutional Class	(71,051,047)	(325,905,673)
Class R6	(43,636)	—

	(162,353,902)	(521,501,667)

Decrease in net assets derived from capital share transactions	(122,071,007)	(12,212,655)

Net Decrease in Net Assets	(59,984,459)	(360,722,881)

Net Assets:
Beginning of period	946,175,923	1,306,898,804

End of period	$886,191,464	$946,175,923

Accumulated (Distributions in excess of) net investment income (loss)	$(6,351,291)	$(2,093,964)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/17[1]		Year ended		to	Year ended
(Unaudited)		3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12

$17.59		$27.04	$29.41	$29.12	$28.96	$24.93	$21.18

(0.09)		(0.14)	(0.01)	0.08	(0.11)	(0.06)	(0.07)
1.35		(0.08)	0.65	4.33	1.35	5.67	4.77

1.26		(0.22)	0.64	4.41	1.24	5.61	4.70

—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

$18.85		$17.59	$27.04	$29.41	$29.12	$28.96	$24.93

7.16%		1.13%	2.26%	16.02%	4.19%	24.34%	22.54%

$637,796		$653,453	$787,583	$838,620	$779,507	$956,010	$931,398
1.22%		1.21%	1.20%	1.22%	1.19%	1.19%	1.22%
1.22%		1.21%	1.20%	1.22%	1.19%	1.24%	1.25%
(0.96%	)	(0.60% )	(0.03% )	0.53%	(0.36% )	(0.25% )	(0.29% )
(0.96%	)	(0.60% )	(0.03% )	0.53%	(0.36% )	(0.30% )	(0.32% )
48%		159%	24%	8%	26%	14%	20%

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/17[1]		Year ended		to	Year ended
(Unaudited)		3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12

$9.09		$18.76	$21.46	$22.34	$22.62	$19.97	$17.25

(0.08)		(0.20)	(0.16)	(0.02)	(0.25)	(0.20)	(0.20)
0.70		(0.24)	0.47	3.26	1.05	4.43	3.87

0.62		(0.44)	0.31	3.24	0.80	4.23	3.67

—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

$9.71		$9.09	$18.76	$21.46	$22.34	$22.62	$19.97

6.82%		0.30%	1.53%	15.60%	3.39%	23.42%	21.68%

$40,343		$49,266	$67,633	$79,901	$77,021	$88,886	$88,316
1.97%		1.96%	1.95%	1.97%	1.94%	1.94%	1.95%
1.97%		1.96%	1.95%	1.97%	1.94%	1.94%	1.95%
(1.71%	)	(1.35% )	(0.78% )	(0.22% )	(1.11% )	(1.00% )	(1.02% )
(1.71%	)	(1.35% )	(0.78% )	(0.22% )	(1.11% )	(1.00% )	(1.02% )
48%		159%	24%	8%	26%	14%	20%

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/17[1]		Year ended		to	Year ended
(Unaudited)		3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12

$16.25		$25.77	$28.24	$28.15	$28.10	$24.29	$20.70

(0.10)		(0.19)	(0.08)	0.04	(0.18)	(0.13)	(0.12)
1.25		(0.10)	0.62	4.17	1.31	5.52	4.66

1.15		(0.29)	0.54	4.21	1.13	5.39	4.54

—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

$17.40		$16.25	$25.77	$28.24	$28.15	$28.10	$24.29

7.08%		0.87%	1.99%	15.85%	3.92%	24.06%	22.29%

$13,912		$16,731	$18,768	$17,416	$16,936	$17,428	$11,764
1.47%		1.46%	1.45%	1.47%	1.44%	1.44%	1.45%
1.47%		1.46%	1.45%	1.47%	1.44%	1.54%	1.55%
(1.21%	)	(0.85% )	(0.28% )	0.28%	(0.61% )	(0.50% )	(0.52% )
(1.21%	)	(0.85% )	(0.28% )	0.28%	(0.61% )	(0.60% )	(0.62% )
48%		159%	24%	8%	26%	14%	20%

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/17[1]		Year ended		to	Year ended
(Unaudited)		3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12

$23.50		$32.83	$34.98	$33.89	$33.46	$28.48	$24.01

(0.09)		(0.11)	0.08	0.13	(0.04)	— [4]	(0.01)
1.81		0.02	0.78	5.08	1.55	6.56	5.43

1.72		(0.09)	0.86	5.21	1.51	6.56	5.42

—		(0.01)	—	—	—	—	—
—		(9.23)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

—		(9.24)	(3.01)	(4.12)	(1.08)	(1.58)	(0.95)

$25.22		$23.50	$32.83	$34.98	$33.89	$33.46	$28.48

7.32%		1.33%	2.54%	16.13%	4.44%	24.66%	22.90%

$193,576		$226,724	$432,915	$364,740	$337,183	$224,829	$217,946
0.97%		0.96%	0.95%	0.97%	0.94%	0.94%	0.95%
0.97%		0.96%	0.95%	0.97%	0.94%	0.94%	0.95%
(0.71%	)	(0.35% )	0.22%	0.78%	(0.11% )	0.00%	(0.02% )
(0.71%	)	(0.35% )	0.22%	0.78%	(0.11% )	0.00%	(0.02% )
48%		159%	24%	8%	26%	14%	20%

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		5/2/16[2] to 3/31/17

Net asset value, beginning of period	$23.50		$33.01

Income (loss) from investment operations:
Net investment loss[3]		(0.07)	(0.05)
Net realized and unrealized gain (loss)	1.80		(0.19)

Total from investment operations	1.73		(0.24)

Less dividends and distributions from:
Net investment income	—		(0.04)
Net realized gain	—		(9.23)

Total dividends and distributions	—		(9.27)

Net asset value, end of period	$25.23		$23.50

Total return[4]	7.36%		0.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$564		$2
Ratio of expenses to average net assets	0.86%		0.84%
Ratio of expenses to average net assets prior to fees waived[5]	0.86%		0.84%
Ratio of net investment loss to average net assets	(0.60%	)	(0.21% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(0.60%	)	(0.21% )
Portfolio turnover	48%		159% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.
[6]	Portfolio turnover is representative of the Fund for the entire year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Smid Cap Growth Fund	September 30, 2017 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2017 and for all open tax years (years ended Sept. 30, 2013–March 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2017, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2017, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended Sept. 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2017, the Fund earned $741 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly,

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Sept. 30, 2017, the Fund was charged $20,693 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2017, the Fund was charged $89,895 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2017, the Fund was charged $10,221 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2017, DDLP earned $10,285 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2017, DDLP received gross CDSC commissions of $36 and $1,011 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Sept. 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$438,117,843
Sales	557,004,579

At Sept. 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$740,148,042
Aggregate unrealized appreciation of investments	$178,027,351
Aggregate unrealized depreciation of investments	(29,062,244)

Net unrealized appreciation of investments	$148,965,107

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2017 through March 31, 2017, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year. As of March 31, 2017, qualified late year loss deferrals amounted to $2,093,964.

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1
Assets:
Common Stock	$889,113,149

During the six months ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months	Year
	ended	ended
	9/30/17	3/31/17
Shares sold:
Class A	747,893	1,537,467
Class C	97,891	388,478
Class R	91,103	252,667
Institutional Class	994,748	4,034,439
Class R6	24,060	61

Shares issued upon reinvestment of dividends and distributions:
Class A	—	14,382,418
Class C	—	3,247,681
Class R	—	409,369
Institutional Class	—	3,347,776
Class R6	—	25

	1,955,695	27,600,381

Shares redeemed:
Class A	(4,072,296)	(7,892,305)
Class C	(1,361,524)	(1,823,380)
Class R	(321,049)	(360,589)
Institutional Class	(2,967,364)	(10,923,654)
Class R6	(1,786)	—

	(8,724,019)	(20,999,928)

Net increase (decrease)	(6,768,324)	6,600,453

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Sept. 30, 2017 and year ended March 31, 2017, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

Notes to financial statements

Delaware Smid Cap Growth Fund

4. Capital Shares (continued)

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
9/30/17	19,469	21,743	3,389	20,419	$549,257
Year ended
3/31/17	440,698	20,732	—	338,770	8,036,478

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

The Fund had no amounts outstanding as of Sept. 30, 2017, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2017, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which are disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to

Notes to financial statements

Delaware Smid Cap Growth Fund

7. Securities Lending (continued)

changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2017, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2017, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

11. Subsequent Events

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 5, 2018.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2017, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”) complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Broadridge. The Broadridge comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile and third quartile, respectively, of its Performance Universe. The Board noted that the Fund’s performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered that a new investment team had assumed the day-to-day management of the Fund in June of 2016. At that time, the Fund’s strategies changed to reflect the new team’s investment approach. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement (continued)

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of Feb. 28, 2017, the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2017